Decrease/(increase) in working capital (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Decrease/(increase) in working capital
(Increase)/decrease in inventories	R (457)	R (54)	R 1,913
(Increase)/decrease in trade receivables	(1,114)	(3,094)	9,002
Increase/(decrease) in trade payables	2,847	(1,693)	(2,865)
Decrease/(increase) in working capital	R 1,276	R (4,841)	R 8,050